Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	£ 100	£ 299
Capital
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.00%	0.00%
Cost of guarantees	£ 18	£ 127
Nominal annual return
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.60%	2.60%
Long-term investment returns on relevant portfolios	2.00%	2.20%
Cost of guarantees	£ 49	£ 92
Nominal annual return
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.50%	4.50%
Long-term investment returns on relevant portfolios	2.00%	2.20%
Cost of guarantees	£ 33	£ 80
Minimum | Capital
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	1.60%	0.80%
Maximum | Capital
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	2.00%	2.00%